Significant Accounting Policies - Offering costs and income taxes (Details)		3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Offering Costs
Offering costs	$ 38,688,692		$ 314,398
Underwriters discounts			37,950,000
Deferred discount	24,150,000	$ 24,150,000	24,150,000
Professional, printing, filing, regulatory and other costs incurred			738,692
Income Taxes
Unrecognized tax benefits	0	0	0
Amounts accrued for the payment of interest and penalties	$ 0	0	0
Income tax expense		$ 19,735	$ 53,853